1
Gabelli Automation ETF
Schedule of Investments — September 30, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 8.8%
6,299
Allient, Inc. ..............................................
$ 194,765
2,250
Mercury Systems Inc.† ...........................
83,453
192
Northrop Grumman Corp. .......................
84,516
362,734
Building and Construction – 1.7%
1,307
Johnson Controls International plc .........
69,545
Computer Integrated Systems Design – 1.5%
4,232
Kyndryl Holdings Inc.† ............................
63,903
Computer Programming, Data Processing, Etc. – 2.9%
920
Alphabet Inc., Cl. A† ...............................
120,391
Computer Software and Services – 2.0%
3,000
NCR Corp.† ............................................
80,910
Consumer Products – 4.4%
1,430
Spectrum Brands Holdings Inc. ..............
112,041
2,283
The AZEK Co. Inc.† ................................
67,896
179,937
Consumer Services – 4.4%
520
Amazon.com Inc.† ..................................
66,103
7,288
Resideo Technologies Inc.† ....................
115,150
181,253
Diversified Industrial – 3.1%
6,750
L B Foster Co., Cl. A† .............................
127,642
Electric Lighting & Wiring Equipment – 3.0%
2,691
AZZ Inc. ..................................................
122,656
Electronic & Other Electrical Equipment – 5.4%
2,300
Emerson Electric Co. ..............................
222,111
Electronics – 4.7%
1,127
Itron Inc.† ................................................
68,274
4,617
Kimball Electronics Inc.† ........................
126,413
194,687
Energy and Utilities – 7.3%
1,305
Halliburton Co. ........................................
52,853
965
Occidental Petroleum Corp. ....................
62,609
4,230
Oceaneering International Inc.† .............
108,796
8,560
RPC Inc. .................................................
76,526
300,784
Environmental Services – 2.6%
769
Republic Services Inc. ............................
109,590
Equipment and Supplies – 6.7%
1,254
AMETEK Inc. ..........................................
185,291
1,260
Tennant Co. .............................................
93,429
278,720
Fabricated Structural Metal Products – 0.8%
1,229
Proto Labs Inc.† .....................................
32,446
Shares Market Value
Financial Services – 3.7%
1,176
Intercontinental Exchange Inc. ...............
$ 129,384
504
NASDAQ Inc. ..........................................
24,489
153,873
General Industrial Machinery & Equipment – 4.9%
1,975
Flowserve Corp. ......................................
78,546
3,200
Matthews International Corp., Cl. A ........
124,512
203,058
Industrial Instruments For Measurement, Display, and
Control – 2.5%
1,407
Fortive Corp. ...........................................
104,343
Measuring & Controlling Devices, NEC – 5.5%
800
Rockwell Automation Inc. ........................
228,696
Metal Cans – 6.2%
975
Agnico Eagle Mines Ltd. .........................
44,314
5,093
Barrick Gold Corp. ..................................
74,103
1,365
Cameco Corp. .........................................
54,108
2,225
Newmont Corp. .......................................
82,214
254,739
Prepackaged Software – 12.4%
400
Aspen Technology Inc.† ..........................
81,704
1,149
Check Point Software Technologies
Ltd.† ...................................................
153,139
7,044
N-able Inc.† ............................................
90,867
896
Oracle Corp. ...........................................
94,904
648
PTC Inc.† ................................................
91,809
512,423
Pumps & Pumping Equipment – 3.0%
1,259
ITT Inc. ....................................................
123,269
Wholesale-Durable Goods – 2.5%
152
WW Grainger Inc. ...................................
105,160
TOTAL INVESTMENTS — 100.0%
(cost $4,285,063) ....................................
$ 4,132,870
† Non-income producing security.